Credit Risk - Disclosure of loans and advances at amortised cost by geography (Details) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loan loss rate	0.0052		0.0046
Impairment loss (reversal of impairment loss)	£ 1,112	£ 897	£ 1,982
Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5,395)		(5,532)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	18,800		16,300
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 834,016		£ 846,201
Coverage ratio	0.006		0.006
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 839,411		£ 851,733
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5,395)		(5,532)
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 777,711		£ 782,903
Coverage ratio	0.001		0.001
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 778,700		£ 784,017
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(989)		(1,114)
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 50,591		£ 57,114
Coverage ratio	0.038		0.034
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 52,602		£ 59,126
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,011)		(2,012)
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,667		£ 6,121
Coverage ratio	0.297		0.282
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 8,062		£ 8,527
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,395)		(2,406)
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 47		£ 63
Coverage ratio	0		0
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 47		£ 63
Total of loans and advances at amortised cost including off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Loans and advances at amortised cost including debt securities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 417,764		£ 414,483
Coverage ratio	0.012		0.012
Loans and advances at amortised cost including debt securities | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 422,734		£ 419,576
Loans and advances at amortised cost including debt securities | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4,970)		(5,093)
Loans and advances at amortised cost including debt securities | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 379,200		£ 370,812
Coverage ratio	0.002		0.003
Loans and advances at amortised cost including debt securities | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 380,025		£ 371,762
Loans and advances at amortised cost including debt securities | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(825)		(950)
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 33,776		£ 38,636
Coverage ratio	0.050		0.044
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 35,548		£ 40,398
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,772)		(1,762)
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,746		£ 4,978
Coverage ratio	0.333		0.324
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 7,119		£ 7,359
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,373)		(2,381)
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 42		£ 57
Coverage ratio	0		0
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 42		£ 57
Loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Loans and advances | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 347,828		£ 346,273
Coverage ratio	0.014		0.014
Loans and advances | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 258,640		£ 253,898
Coverage ratio	0.008		0.008
Loans and advances | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 89,188		£ 92,375
Coverage ratio	0.031		0.032
Loans and advances | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 352,774		£ 351,343
Loans and advances | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	260,735		255,938
Loans and advances | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	92,039		95,405
Loans and advances | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4,946)		(5,070)
Loans and advances | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,095)		(2,040)
Loans and advances | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,851)		(3,030)
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 309,960		£ 305,836
Coverage ratio	0.003		0.003
Loans and advances | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 228,083		£ 220,903
Coverage ratio	0.002		0.002
Loans and advances | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 81,877		£ 84,933
Coverage ratio	0.005		0.005
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 310,773		£ 306,774
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	228,512		221,426
Loans and advances | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	82,261		85,348
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(813)		(938)
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(429)		(523)
Loans and advances | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(384)		(415)
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 33,080		£ 35,402
Coverage ratio	0.051		0.047
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 27,366		£ 29,248
Coverage ratio	0.031		0.027
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,714		£ 6,154
Coverage ratio	0.135		0.133
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 34,840		£ 37,153
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	28,232		30,055
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6,608		7,098
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,760)		(1,751)
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(866)		(807)
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(894)		(944)
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,746		£ 4,978
Coverage ratio	0.333		0.324
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,149		£ 3,690
Coverage ratio	0.203		0.161
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,597		£ 1,288
Coverage ratio	0.496		0.565
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 7,119		£ 7,359
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,949		4,400
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,170		2,959
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,373)		(2,381)
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(800)		(710)
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,573)		(1,671)
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 42		£ 57
Coverage ratio	0		0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 42		£ 57
Coverage ratio	0		0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Coverage ratio	0		0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 42		£ 57
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	42		57
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail mortgages | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	171,970		168,248
Retail mortgages | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(180)		(187)
Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 171,790		£ 168,061
Coverage ratio	0.001		0.001
Retail mortgages | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 169,867		£ 166,181
Coverage ratio	0.001		0.001
Retail mortgages | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,923		£ 1,880
Coverage ratio	0.011		0.015
Retail mortgages | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 171,970		£ 168,248
Retail mortgages | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	170,025		166,339
Retail mortgages | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,945		1,909
Retail mortgages | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(180)		(187)
Retail mortgages | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(158)		(158)
Retail mortgages | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(22)		(29)
Retail mortgages | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	152,861		146,690
Retail mortgages | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(37)		(38)
Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 152,824		£ 146,652
Coverage ratio	0		0
Retail mortgages | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 151,118		£ 145,003
Coverage ratio	0		0
Retail mortgages | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,706		£ 1,649
Coverage ratio	0.001		0.001
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 152,861		£ 146,690
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	151,153		145,039
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,708		1,651
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(37)		(38)
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(35)		(36)
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2)		(2)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17,225		19,596
Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(59)		(62)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 17,166		£ 19,534
Coverage ratio	0.003		0.003
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 17,092		£ 19,446
Coverage ratio	0.003		0.003
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 74		£ 88
Coverage ratio	0		0.011
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 17,225		£ 19,596
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17,151		19,507
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	74		89
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(59)		(62)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(59)		(61)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		(1)
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,884		1,962
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(84)		(87)
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,800		£ 1,875
Coverage ratio	0.045		0.044
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,657		£ 1,732
Coverage ratio	0.037		0.034
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 143		£ 143
Coverage ratio	0.123		0.154
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,884		£ 1,962
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,721		1,793
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	163		169
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(84)		(87)
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(64)		(61)
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(20)		(26)
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Coverage ratio	0		0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Coverage ratio	0		0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Coverage ratio	0		0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	36,708		38,086
Retail credit cards | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3,108)		(3,307)
Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 33,600		£ 34,779
Coverage ratio	0.085		0.087
Retail credit cards | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 15,718		£ 15,030
Coverage ratio	0.045		0.048
Retail credit cards | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 17,882		£ 19,749
Coverage ratio	0.117		0.115
Retail credit cards | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 36,708		£ 38,086
Retail credit cards | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	16,455		15,780
Retail credit cards | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	20,253		22,306
Retail credit cards | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3,108)		(3,307)
Retail credit cards | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(737)		(750)
Retail credit cards | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,371)		(2,557)
Retail credit cards | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	29,768		31,126
Retail credit cards | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(457)		(553)
Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 29,311		£ 30,573
Coverage ratio	0.015		0.018
Retail credit cards | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 13,633		£ 13,278
Coverage ratio	0.012		0.016
Retail credit cards | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 15,678		£ 17,295
Coverage ratio	0.019		0.019
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 29,768		£ 31,126
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	13,793		13,497
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	15,975		17,629
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(457)		(553)
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(160)		(219)
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(297)		(334)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,064		5,017
Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,192)		(1,247)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,872		£ 3,770
Coverage ratio	0.235		0.249
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,960		£ 1,624
Coverage ratio	0.184		0.213
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,912		£ 2,146
Coverage ratio	0.282		0.273
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,064		£ 5,017
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,401		2,064
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,663		2,953
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,192)		(1,247)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(441)		(440)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(751)		(807)
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,848		1,903
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,459)		(1,507)
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 389		£ 396
Coverage ratio	0.790		0.792
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 97		£ 88
Coverage ratio	0.584		0.508
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 292		£ 308
Coverage ratio	0.819		0.821
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,848		£ 1,903
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	233		179
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,615		1,724
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,459)		(1,507)
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(136)		(91)
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,323)		(1,416)
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	28		40
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 28		£ 40
Coverage ratio	0		0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 28		£ 40
Coverage ratio	0		0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Coverage ratio	0		0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 28		£ 40
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	28		40
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	14,261		14,218
Retail other | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(455)		(410)
Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 13,806		£ 13,808
Coverage ratio	0.032		0.029
Retail other | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 11,288		£ 11,715
Coverage ratio	0.037		0.032
Retail other | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,518		£ 2,093
Coverage ratio	0.009		0.013
Retail other | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 14,261		£ 14,218
Retail other | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	11,720		12,098
Retail other | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,541		2,120
Retail other | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(455)		(410)
Retail other | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(432)		(383)
Retail other | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(23)		(27)
Retail other | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	12,245		12,450
Retail other | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(103)		(138)
Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 12,142		£ 12,312
Coverage ratio	0.008		0.011
Retail other | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 9,902		£ 10,471
Coverage ratio	0.010		0.013
Retail other | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,240		£ 1,841
Coverage ratio	0.002		0.002
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 12,245		£ 12,450
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	10,001		10,606
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,244		1,844
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(103)		(138)
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(99)		(135)
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4)		(3)
Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,600		1,373
Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(153)		(111)
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,447		£ 1,262
Coverage ratio	0.096		0.081
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,282		£ 1,108
Coverage ratio	0.105		0.090
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 165		£ 154
Coverage ratio	0.012		0.006
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,600		£ 1,373
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,433		1,218
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	167		155
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(153)		(111)
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(151)		(110)
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2)		(1)
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	402		378
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(199)		(161)
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 203		£ 217
Coverage ratio	0.495		0.426
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 90		£ 119
Coverage ratio	0.669		0.537
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 113		£ 98
Coverage ratio	0.131		0.190
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 402		£ 378
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	272		257
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	130		121
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(199)		(161)
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(182)		(138)
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(17)		(23)
Retail other | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	14		17
Retail other | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 14		£ 17
Coverage ratio	0		0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 14		£ 17
Coverage ratio	0		0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Coverage ratio	0		0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 14		£ 17
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	14		17
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	129,835		130,791
Corporate loans | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,203)		(1,166)
Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 128,632		£ 129,625
Coverage ratio	0.009		0.009
Corporate loans | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 61,767		£ 60,972
Coverage ratio	0.012		0.012
Corporate loans | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 66,865		£ 68,653
Coverage ratio	0.006		0.006
Corporate loans | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 129,835		£ 130,791
Corporate loans | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	62,535		61,721
Corporate loans | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	12,700		13,100
Corporate loans | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	67,300		69,070
Corporate loans | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,203)		(1,166)
Corporate loans | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(768)		(749)
Corporate loans | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (346)		£ (356)
Corporate loans | Financial assets at amortised cost | Impairment allowance | UK | CGU excluding Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.008		0.008
Corporate loans | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (435)		£ (417)
Corporate loans | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	115,899		116,508
Corporate loans | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(216)		(209)
Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 115,683		£ 116,299
Coverage ratio	0.002		0.002
Corporate loans | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 53,430		£ 52,151
Coverage ratio	0.003		0.003
Corporate loans | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 62,253		£ 64,148
Coverage ratio	0.001		0.001
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 115,899		£ 116,508
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	53,565		52,284
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	8,800		8,900
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	62,334		64,224
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(216)		(209)
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(135)		(133)
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(61)		(60)
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(81)		(76)
Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	10,951		11,167
Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(356)		(331)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 10,595		£ 10,836
Coverage ratio	0.033		0.030
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 7,032		£ 7,070
Coverage ratio	0.030		0.027
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,563		£ 3,766
Coverage ratio	0.038		0.035
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 10,951		£ 11,167
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	7,247		7,266
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,800		2,800
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,704		3,901
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(356)		(331)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(215)		(196)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(62)		(60)
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(141)		(135)
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,985		3,116
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(631)		(626)
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,354		£ 2,490
Coverage ratio	0.211		0.201
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,305		£ 1,751
Coverage ratio	0.243		0.193
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,049		£ 739
Coverage ratio	0.169		0.218
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,985		£ 3,116
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,723		2,171
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,262		945
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(631)		(626)
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(418)		(420)
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(213)		(206)
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Coverage ratio	0		0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Coverage ratio	0		0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Coverage ratio	0		0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Corporate loans | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,100		1,500
Corporate loans | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(223)		(236)
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 69,936		£ 68,210
Coverage ratio	0		0
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 69,960		£ 68,233
Debt securities at amortised cost | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(24)		(23)
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 69,240		£ 64,976
Coverage ratio	0		0
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 69,252		£ 64,988
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(12)		(12)
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 696		£ 3,234
Coverage ratio	0.017		0.003
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 708		£ 3,245
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(12)		(11)
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Coverage ratio	0		0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Coverage ratio	0		0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0		£ 0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Off balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 416,252		£ 431,718
Coverage ratio	0.001		0.001
Off balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 416,677		£ 432,157
Off balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(425)		(439)
Off balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 398,511		£ 412,091
Coverage ratio	0		0
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 398,675		£ 412,255
Off balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(164)		(164)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 16,815		£ 18,478
Coverage ratio	0.014		0.013
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 17,054		£ 18,728
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(239)		(250)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 921		£ 1,143
Coverage ratio	0.023		0.021
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 943		£ 1,168
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(22)		(25)
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5		£ 6
Coverage ratio	0		0
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5		£ 6
Off balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0		0
Other financial assets subject to impairment | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	239,200		204,200
Other financial assets subject to impairment | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(150)		(156)
Other financial assets subject to impairment | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	238,200		202,700
Other financial assets subject to impairment | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(23)		(19)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	900		1,300
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4)		(7)
Other financial assets subject to impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	128		139
Other financial assets subject to impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (123)		£ (130)